Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers
Revenue from Contracts with Customers

The following table provides information about receivables, contract assets and contract liabilities from our contracts with customers:

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
Accounts receivable, net	208	295
Current contract assets (1)	1	7
Non-current contract assets (1)	—	—
Current contract liabilities (deferred revenues) (1)	(12)	(37)
Non-current contract liabilities (deferred revenues) (1)	(9)	(18)
(1)  Current contract assets and liabilities balances are included in “Other current assets” and “Other current liabilities,” respectively in our Consolidated Balance Sheets as of December 31, 2018 (Successor).

Significant changes in the contract assets and the contract liabilities balances during the period from January 1, 2018 through July 1, 2018 (Predecessor) and period from July 2, 2018 through December 31, 2018 (Successor) are as follows:

(In $ millions)	Net Contract Balances
Contract assets at January 1, 2018 (Predecessor)	7
Contract liabilities at January 1, 2018 (Predecessor)	(55)
Net contract liability at January 1, 2018 (Predecessor)	(48)
Decrease due to amortization of revenue that was included in the beginning contract liability balance	25
Increase due to cash received, excluding amounts recognized as revenue	(9)
Decrease due to recognized during the period but contingent on future performance	9
Fresh start adjustment	32
Net contract asset at July 1, 2018 (Predecessor)	9
Contract assets at July 1, 2018 (Predecessor)	9
Contract liabilities at July 1, 2018 (Predecessor)	—

Contract assets at July 2, 2018 (Successor)	9
Contract liabilities at July 2, 2018 (Successor)	—
Net contract asset at July 2, 2018 (Successor)	9
Decrease due to amortization of revenue that was included in the beginning contract liability balance	—
Increase due to cash received against contract assets recognized at July 2, 2018 (Successor)	(9)
Increase due to cash received, excluding amounts recognized as revenue	(21)
Decrease due to recognized during the period but contingent on future performance	1
Fresh start adjustment	—
Net contract liability at December 31, 2018 (Successor)	(20)
Contract assets at December 31, 2018 (Successor)	1
Contract liabilities at December 31, 2018 (Successor)	(21)

Certain direct and incremental costs that are expected to be recovered, relate directly to a contract, and enhance resources that will be used in satisfying our performance obligations in the future. Such costs are deferred and amortized ratably to contract drilling expense as services are rendered over the initial term of the related drilling contract. Deferred contract costs during the period from January 1, 2018 through July 1, 2018 (Predecessor) and period from July 2, 2018 through December 31, 2018 (Successor) are as follows:

(In $ millions)	Net deferred contract costs
Opening deferred contract costs at January 1, 2018 (Predecessor)	20
Additional deferred contract costs	6
Amortization of deferred contract costs	(15)
Fresh start adjustment (1)	(11)
Closing deferred contract costs at July 1, 2018 (Predecessor)	—

Additional deferred contract costs	22
Amortization of deferred contract costs	(7)
Closing deferred contract costs at December 31, 2018 (Successor)	15
(1) Refer to Note 5 – Fresh Start Accounting for further information.

Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization process. Costs incurred for rig modifications or upgrades required for a contract, which are considered to be capital improvements, are capitalized as drilling and other property and equipment and depreciated over the estimated useful life of the improvement. Refer to Note 20 – Drilling units for more information.

Deferred revenue - The deferred revenue balance of $12 million reported in "Other current liabilities" at December 31, 2018 (Successor) is expected to be realized within the next twelve months and $9 million reported in "Other non-current liabilities" is expected to be realized within the following next twelve months. The deferred revenue included above consists primarily of mobilization and upgrade revenue for both wholly and partially unsatisfied performance obligations as well as expected variable mobilization and upgrade revenue for partially unsatisfied performance obligations, which has been estimated for purposes of allocating across the entire corresponding performance obligations. The amounts are derived from the specific terms within drilling contracts that contain such provisions, and the expected timing for recognition of such revenue is based on the estimated start date and duration of each respective contract based on information known at December 31, 2018. The actual timing of recognition of such amounts may vary due to factors outside of our control.

Practical expedient - We have applied the disclosure practical expedient in ASC 606-10-50-14A(b) and have not included estimated variable consideration related to wholly unsatisfied performance obligations or to distinct future time increments within our contracts, including dayrate revenue. The duration of our performance obligations varies by contract.

Impact of Topic 606 on Financial Statement Line Items - Adopting Topic 606 did not have a material effect on the Consolidated Statement of Operations, or Consolidated Statement of Cash Flows for the period from January 1, 2018 through July 1, 2018 (Predecessor) and period from July 2, 2018 through December 31, 2018 (Successor) or the Consolidated Balance Sheets as of December 31, 2018 (Successor). Refer to Note 2 – Accounting policies for more information on the recently adopted accounting pronouncements.